GOODWILL - Goodwill Allocation (Details) $ in Millions	Dec. 31, 2023 USD ($) GW MW	Dec. 14, 2023 MW GW	Dec. 31, 2022 USD ($)	Sep. 28, 2022 GW MW	Feb. 02, 2022 GW	Dec. 31, 2021 USD ($)	Mar. 31, 2021 MW
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	$ 1,090		$ 803
Fair value less costs of disposal	150		164
Goodwill	1,944		1,526			$ 966
1.8 GW U.S. Distribution Generation Portfolio
Disclosure of detailed information about intangible assets [line items]
Solar power capacity | GW				1.8
1.7 GW Germany Portfolio
Disclosure of detailed information about intangible assets [line items]
Solar power capacity | GW					1.7
U.K. Wind Portfolio
Disclosure of detailed information about intangible assets [line items]
Wind power capacity | MW		260
Near-term development power capacity | MW		800
Late-stage project power capacity | GW		3
Europe Utility-scale solar Development
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	78		66
Fair value less costs of disposal	103		100
Europe Utility-scale solar Development | 1.7 GW Germany Portfolio
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	$ 68		66
Solar power capacity | GW	1.7
Europe Utility-scale solar Development | U.K. Wind Portfolio
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	$ 10		0
Wind power capacity | MW	260
Near-term development power capacity | MW	800
Late-stage project power capacity | GW	3
Europe Wind
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	$ 38		0
Fair value less costs of disposal	47		46
Europe Storage
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	111		0
U.S. Utility-scale Solar
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	307		287
U.S. Distrusted Generation
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	350		424
U.S. Distrusted Generation | 360 MW and 700 MW Acquisitions
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	115		115
Operating and under construction assets, power capacity | MW							360
Development assets, power capacity (in MW) | MW							700
U.S. Distrusted Generation | 500 MW Acquisition
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	235		309
Operating and under construction assets, power capacity | MW				500
U.S. Distrusted Generation | 1.8 GW U.S. Distribution Generation Portfolio
Disclosure of detailed information about intangible assets [line items]
Solar power capacity | GW				1.8
U.S. Wind
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	9		9
Chile Distributed Generation
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	16		17
India Wind
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	86		0
India Utility-Scale Solar
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	77		0
India Distributed Generation
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	18		0
South America Wind
Disclosure of detailed information about intangible assets [line items]
Fair value less costs of disposal	0		18
Colombia Hydroelectric
Disclosure of detailed information about intangible assets [line items]
Goodwill, non-core	$ 704		$ 559